Earnings Per Share (Details)	Sep. 19, 2018 shares
Subsidiary, Sale of Stock [Line Items]
Stock split ratio	2,932,900
Lilly | Elanco
Subsidiary, Sale of Stock [Line Items]
Common shares outstanding	293,290,000